Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
LICENSE FEE REVENUE	$ 18,026	$ 18,026	$ 72,102	$ 72,102
COST OF REVENUES	1,460	1,460	5,838	5,838
GROSS PROFIT	16,566	16,566	66,264	66,264
OPERATING EXPENSES:
Compensation expense	178,469	173,346	906,773	871,625
Professional fees	273,824	318,427	1,198,745	1,726,061
Research and development	593,962	318,240	2,368,156	845,092
Other selling, general and administrative expenses	64,432	86,066	298,284	479,078
Total operating expenses	1,110,687	896,079	4,771,958	3,921,856
LOSS FROM OPERATIONS	(1,094,121)	(879,513)	(4,705,694)	(3,855,592)
OTHER INCOME (EXPENSE):
Interest and dividend income, net	61,828	88,177	333,165	398,530
Interest expense	(2,066)	(1,870)	(5,084)	(4,869)
Net realized gain on short-term debt investments	2,922	234	(1,025)
Penalty from early termination of certificate of deposit				(166,034)
Net unrealized loss on equity investments				(3,118)
Foreign currency transaction loss		(8,695)	(14,242)
Total other income, net	62,684	77,846	312,814	224,509
LOSS BEFORE PROVISION FOR INCOME TAXES	(1,031,437)	(801,667)	(4,392,880)	(3,631,083)
Provision for income taxes
LOSS FROM CONTINUING OPERATIONS			(4,392,880)	(3,631,083)
DISCONTINUED OPERATIONS:
Loss from discontinued operations, net of tax				(69,600)
LOSS FROM DISCONTINUED OPERATIONS				(69,600)
NET LOSS	(1,031,437)	(801,667)	(4,392,880)	(3,700,683)
COMPREHENSIVE LOSS:
Net loss	(1,031,437)	(801,667)	(4,392,880)	(3,700,683)
Other comprehensive income (loss):
Unrealized gain on short-term debt investments	8,285	32,331	8,646	(6,227)
Total comprehensive loss	$ (1,023,152)	$ (769,336)	$ (4,384,234)	$ (3,706,910)
NET LOSS PER COMMON SHARE:
Continuing operations - basic (in Dollars per share)			$ (1.19)	$ (1.18)
Continuing operations - diluted (in Dollars per share)			(1.19)	(1.18)
Discontinued operations - basic (in Dollars per share)				(0.02)
Discontinued operations - diluted (in Dollars per share)				(0.02)
Basic (in Dollars per share)	$ (0.23)	$ (0.28)	(1.19)	(1.2)
Diluted (in Dollars per share)	$ (0.23)	$ (0.28)	$ (1.19)	$ (1.2)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic (in Shares)	4,484,456	2,866,934	3,680,389	3,079,874
Diluted (in Shares)	4,484,456	2,866,934	3,680,389	3,079,874